Operating expenses (Tables)	12 Months Ended
Dec. 31, 2017
Operating expenses
Schedule of operating expenses

	2017	2016	2015
	£m	£m	£m
Salaries	2,765	3,097	3,177
Variable compensation	298	281	314
Temporary and contract costs	415	674	638
Social security costs	318	388	344
Share-based compensation	17	32	36
Pension costs
- defined benefit schemes (see Note 4)	309	267	523
- loss/(gain) on curtailments or settlements (see Note 4)	66	1	(65)
- defined contribution schemes	92	89	74
Severance	255	229	511
Other	141	66	174
Staff costs	4,676	5,124	5,726

Premises and equipment	1,565	1,388	1,827
UK bank levy	215	190	230
Other administrative expenses (1)	3,108	8,555	6,058

Property, plant and equipment depreciation and write down (see Note 16)	586	574	950
Intangible assets amortisation (see Note 15)	222	204	230
Depreciation and amortisation	808	778	1,180

Write down of goodwill and other intangible assets (see Note 15)	29	159	1,332
Operating expenses	10,401	16,194	16,353

Notes:

(1)	Includes litigation and conduct costs, net of amounts recovered. Further details are provided in Note 20.

Schedule of restructuring and divestment costs

	2017	2016	2015
	£m	£m	£m
Staff costs	753	642	830
Premises, equipment, depreciation and amortisation	471	164	746
Other administrative expenses (2)	341	1,300	1,355

Total	1,565	2,106	2,931

Notes:

(2)      Includes other administrative expenses, write down of goodwill and other intangible assets.

Schedule of employees in continuing operations

	2017	2016*	2015*
UK Personal & Business Banking	21,900	25,100	29,900
Ulster Bank RoI	2,600	3,000	2,500
Personal & Business Banking	24,500	28,100	32,400
Commercial Banking	4,500	5,600	5,700
Private Banking	1,500	1,700	1,900
Commercial & Private Banking	6,000	7,300	7,600
RBS International	1,600	800	700
NatWest Markets	5,300	1,500	2,500
Central items & other	32,300	39,300	44,600
Total	69,700	77,000	87,800

UK	51,200	57,300	64,100
USA	500	700	1,100
Europe	4,200	5,200	6,200
Rest of the World	13,800	13,800	16,400
Total	69,700	77,000	87,800

* Re-presented to reflect segment reorganisation.

Schedule of share-based compensation

Award plan	Eligible employees	Nature of award	Vesting conditions (1)	Settlement
Sharesave	UK, Republic of Ireland, Channel Islands, Gibraltar and Isle of Man	Option to buy shares under employee savings plan	Continuing employment or leavers in certain circumstances	2018 to 2022
Deferred performance awards	All	Awards of ordinary shares	Continuing employment or leavers in certain circumstances	2018 to 2024
Long-term incentives (2)	Senior employees	Awards of conditional shares or share options	Continuing employment or leavers in certain circumstances and/or achievement of performance conditions	2018 to 2024

Notes:

(1)	All awards have vesting conditions and therefore some may not vest.
(2)	Long-term incentives include the Executive Share Option Plan, the Long-Term Incentive Plan and the Employee Share Plan.

Schedule of variable compensation awards

	Group
	2017	2016	Change
	£m	£m	%
Non-deferred cash awards (2)	51	56	(9)
Total non-deferred variable compensation	51	56	(9)
Deferred bond awards	134	138	(3)
Deferred share awards	157	149	5
Total deferred variable compensation	291	287	1
Total variable compensation (3)	342	343	—

Variable compensation as a % of adjusted operating profit (4)	7%	9%
Proportion of variable compensation that is deferred	85%	84%
of which
- deferred bond awards	46%	48%
- deferred share awards	54%	52%

Notes:

(2)	Cash awards are limited to £2,000 for all employees.
(3)	Excludes other performance related compensation

Schedule of reconciliation of variable compensation awards

	2017	2016	2015
Reconciliation of variable compensation awards to income statement charge	£m	£m	£m
Variable compensation awarded	342	343	373
Less: deferral of charge for amounts awarded for current year	(133)	(103)	(97)
Income statement charge for amounts awarded in current year	209	240	276

Add: current year charge for amounts deferred from prior years	96	147	140
Less: forfeiture of amounts deferred from prior years	(7)	(106)	(102)
Income statement charge for amounts deferred from prior years	89	41	38

Income statement charge for variable compensation (3)	298	281	314

Notes:

(3)	Excludes other performance related compensation.

Schedule of income statement charge expected to be taken for variable compensation awards

	Actual			Expected
Year in which income statement charge is expected to be taken for deferred variable compensation	2015 £m	2016 £m	2017 £m	2018 £m	2019 and beyond £m

Variable compensation deferred from 2015 and earlier	140	147	16	6	1
Variable compensation deferred from 2016	—	—	80	20	13
Less: forfeiture of amounts deferred from prior years	(102)	(106)	(7)	—	—
Variable compensation for 2017 deferred	—	—	—	89	44
	38	41	89	115	58

Sharesave
Operating expenses
Schedule of share-based compensation

Sharesave	2017		2016		2015
	Average	Shares	Average	Shares	Average	Shares
	exercise price	under option	exercise price	under option	exercise price	under option
	£	(million)	£	(million)	£	(million)
At 1 January	2.46	56	2.87	56	2.85	51
Granted	2.27	21	1.68	17	2.91	12
Exercised	2.46	(3)	2.37	—	2.38	(2)
Cancelled	2.49	(14)	3.02	(17)	2.98	(5)
At 31 December	2.38	60	2.46	56	2.87	56

Deferred performance awards
Operating expenses
Schedule of share-based compensation

Deferred performance awards	2017		2016		2015
	Value at	Shares	Value at	Shares	Value at	Shares
	grant	awarded	grant	awarded	grant	awarded
	£m	(million)	£m	(million)	£m	(million)
At 1 January	296	102	276	80	272	85
Granted	152	63	170	75	186	50
Forfeited	(11)	(4)	(19)	(7)	(34)	(11)
Vested	(173)	(60)	(131)	(46)	(148)	(44)
At 31 December	264	101	296	102	276	80

Long-term incentives
Operating expenses
Schedule of share-based compensation
	2017			2016			2015
	Value	Shares	Options	Value at	Shares	Options	Value at	Shares	Options
	at grant	awarded	over shares	grant	awarded	over shares	grant	awarded	over shares
	£m	(million)	(million)	£m	(million)	(million)	£m	(million)	(million)
At 1 January	119	38	4	153	44	5	214	69	7
Granted	35	15	—	37	16	—	39	11	—
Vested/exercised	(22)	(7)	—	(39)	(12)	—	(51)	(18)	(2)
Lapsed	(30)	(9)	(2)	(32)	(10)	(1)	(49)	(18)	—
At 31 December	102	37	2	119	38	4	153	44	5